Share Capital (Details) - Schedule of outstanding warrants	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding	$ 546,594
Warrant [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding	$ 117,209
Issuance year	2009
Exercise price | $ / shares		[1]
Exercisable through	Exit event	[2]
Warrant One [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding	$ 59,384
Issuance year	2013
Exercise price | $ / shares	$ 0.92
Exercisable through	2023	[2]
Warrant Two [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding	$ 170,000
Issuance year	2018
Exercise price | $ / shares	$ 0.5
Exercisable through	2023
Warrant Three [Member]
Share Capital (Details) - Schedule of outstanding warrants [Line Items]
Outstanding	$ 200,001
Issuance year	2018
Exercise price | $ / shares	$ 0.5
Exercisable through	2023	[2]

[1]	Represents an amount lower than $0.01.
[2]	Issued in connection with the 2018, 2013 and 2009 arrangements.